DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

November 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.2%
Basic Materials - 4.4%
Chemicals - 1.8%
Ashland LLC
4.75%, 8/15/22	$2,614,000	$2,747,151
Axalta Coating Systems LLC, 144A
3.375%, 2/15/29	4,093,000	4,136,283
Blue Cube Spinco LLC
10.00%, 10/15/25	2,416,000	2,554,920
CF Industries, Inc.
3.45%, 6/1/23	4,273,000	4,493,957
Chemours Co.
7.00%, 5/15/25 (a)	4,383,000	4,539,473
5.375%, 5/15/27 (a)	3,137,000	3,268,362
5.75%, 11/15/28, 144A	4,651,000	4,735,299
Consolidated Energy Finance SA
6.875%, 6/15/25, 144A	2,924,000	2,875,272
6.50%, 5/15/26, 144A	2,240,000	2,173,248
Element Solutions, Inc., 144A
3.875%, 9/1/28	4,625,000	4,723,859
Hexion, Inc., 144A
7.875%, 7/15/27 (a)	2,690,000	2,890,069
INEOS Group Holdings SA, 144A
5.625%, 8/1/24 (a)	3,070,000	3,134,823
Methanex Corp.
5.125%, 10/15/27 (a)	4,028,000	4,244,505
5.25%, 12/15/29	4,112,000	4,331,684
Nouryon Holding BV, 144A
8.00%, 10/1/26 (a)	3,605,000	3,868,616
NOVA Chemicals Corp.
5.25%, 8/1/23, 144A	3,225,000	3,243,108
4.875%, 6/1/24, 144A	6,115,000	6,309,916
5.00%, 5/1/25, 144A	3,085,000	3,198,759
5.25%, 6/1/27, 144A	5,994,000	6,255,938
OCI NV
5.25%, 11/1/24, 144A	3,889,000	4,051,852
4.625%, 10/15/25, 144A	1,972,000	2,059,507
Olin Corp.
9.50%, 6/1/25, 144A	3,024,000	3,700,620
5.125%, 9/15/27	3,023,000	3,140,141
5.625%, 8/1/29	4,422,000	4,758,934
5.00%, 2/1/30	3,237,000	3,373,974
SPCM SA, 144A
4.875%, 9/15/25	3,096,000	3,196,775
Tronox, Inc.
6.50%, 5/1/25, 144A	3,020,000	3,220,981
6.50%, 4/15/26, 144A (a)	3,507,000	3,647,210
Valvoline, Inc.
4.375%, 8/15/25	4,006,000	4,146,450
4.25%, 2/15/30, 144A	3,648,000	3,844,992
WR Grace & Co.-Conn, 144A
4.875%, 6/15/27	4,483,000	4,701,546

(Cost $115,005,626)		117,568,224

Forest Products & Paper - 0.0%
Mercer International, Inc.
7.375%, 1/15/25
(Cost $3,482,089)	3,318,000	3,436,204

Iron/Steel - 0.8%
Allegheny Technologies, Inc.
7.875%, 8/15/23	3,108,000	3,372,506
ArcelorMittal SA
3.60%, 7/16/24	4,318,000	4,596,719
4.55%, 3/11/26	4,681,000	5,136,696
4.25%, 7/16/29	2,854,000	3,141,263
Big River Steel LLC / BRS Finance Corp., 144A
6.625%, 1/31/29	5,168,000	5,487,770
Cleveland-Cliffs, Inc.
4.875%, 1/15/24, 144A	2,203,000	2,242,555
9.875%, 10/17/25, 144A	5,591,000	6,527,493
6.75%, 3/15/26, 144A	4,946,000	5,341,680
5.875%, 6/1/27	3,406,000	3,401,742
United States Steel Corp.
12.00%, 6/1/25, 144A	6,225,000	7,105,900
6.875%, 8/15/25	4,454,000	4,156,139
6.25%, 3/15/26 (a)	3,811,000	3,375,403

(Cost $51,262,585)		53,885,866

Mining - 1.8%
Alcoa Nederland Holding BV
6.75%, 9/30/24, 144A	4,555,000	4,728,659
7.00%, 9/30/26, 144A	2,927,000	3,141,915
5.50%, 12/15/27, 144A	4,613,000	5,003,029
6.125%, 5/15/28, 144A	2,776,000	3,069,215
Arconic Corp.
6.00%, 5/15/25, 144A	4,122,000	4,444,237
6.125%, 2/15/28, 144A	3,404,000	3,699,722
Constellium SE
5.75%, 5/15/24, 144A	2,543,000	2,603,002
6.625%, 3/1/25, 144A	4,272,000	4,415,005
5.875%, 2/15/26, 144A	2,522,000	2,598,959
FMG Resources August 2006 Pty Ltd.
4.75%, 5/15/22, 144A	4,396,000	4,536,122
5.125%, 3/15/23, 144A	2,878,000	3,039,888
5.125%, 5/15/24, 144A	4,844,000	5,240,602
4.50%, 9/15/27, 144A	3,232,000	3,548,736

Freeport-McMoRan, Inc.
3.55%, 3/1/22	3,121,000	3,182,562
3.875%, 3/15/23	5,279,000	5,500,718
4.55%, 11/14/24	4,000,000	4,379,500
5.00%, 9/1/27	4,251,000	4,521,024
4.125%, 3/1/28	4,028,000	4,267,163
4.375%, 8/1/28	3,952,000	4,230,320
5.25%, 9/1/29 (a)	3,817,000	4,263,818
4.25%, 3/1/30	3,536,000	3,848,123
4.625%, 8/1/30	4,861,000	5,392,186
Hudbay Minerals, Inc.
7.625%, 1/15/25, 144A	2,843,000	2,969,158
6.125%, 4/1/29, 144A	3,418,000	3,683,920
Joseph T Ryerson & Son, Inc., 144A
8.50%, 8/1/28	2,816,000	3,074,720
Novelis Corp.
5.875%, 9/30/26, 144A	8,757,000	9,194,850
4.75%, 1/30/30, 144A	9,405,000	10,000,854

(Cost $116,575,040)		118,578,007

Communications - 19.1%
Advertising - 0.4%
Lamar Media Corp.
5.75%, 2/1/26	3,737,000	3,874,428
3.75%, 2/15/28	3,559,000	3,601,263
4.00%, 2/15/30	3,067,000	3,195,737
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.625%, 2/15/24	2,784,000	2,833,012
6.25%, 6/15/25, 144A	2,983,000	3,175,031
5.00%, 8/15/27, 144A	3,502,000	3,590,916
4.625%, 3/15/30, 144A	2,894,000	2,868,678
Terrier Media Buyer, Inc., 144A
8.875%, 12/15/27	6,159,000	6,663,268

(Cost $29,474,763)		29,802,333

Internet - 1.9%
Match Group Holdings II LLC
5.00%, 12/15/27, 144A	3,271,000	3,470,727
4.625%, 6/1/28, 144A	2,484,000	2,612,857
4.125%, 8/1/30, 144A	2,934,000	3,060,221
Netflix, Inc.
5.50%, 2/15/22	3,950,000	4,157,375
5.75%, 3/1/24	2,399,000	2,703,385
5.875%, 2/15/25	5,018,000	5,742,474
3.625%, 6/15/25, 144A	2,835,000	3,010,416
4.375%, 11/15/26	5,894,000	6,546,024
4.875%, 4/15/28	9,366,000	10,739,337
5.875%, 11/15/28	11,119,000	13,448,041
6.375%, 5/15/29	4,553,000	5,718,750
5.375%, 11/15/29, 144A	5,320,000	6,358,996
4.875%, 6/15/30, 144A	5,729,000	6,642,059
NortonLifeLock, Inc.
3.95%, 6/15/22	2,650,000	2,716,250
5.00%, 4/15/25, 144A	5,983,000	6,109,241
Photo Holdings Merger Sub, Inc., 144A
8.50%, 10/1/26	4,482,000	4,512,119
Twitter, Inc., 144A
3.875%, 12/15/27	4,032,000	4,223,520
Uber Technologies, Inc.
7.50%, 5/15/25, 144A	5,949,000	6,358,232
8.00%, 11/1/26, 144A	9,139,000	9,893,653
7.50%, 9/15/27, 144A	7,113,000	7,770,952
6.25%, 1/15/28, 144A	2,735,000	2,902,519
VeriSign, Inc.
4.625%, 5/1/23	3,959,000	4,006,013
5.25%, 4/1/25	2,943,000	3,345,823
4.75%, 7/15/27	3,627,000	3,887,691

(Cost $127,467,262)		129,936,675

Media - 9.4%
Altice Financing SA
7.50%, 5/15/26, 144A	16,143,000	17,051,044
5.00%, 1/15/28, 144A	7,002,000	7,186,258
AMC Networks, Inc.
4.75%, 12/15/22	2,204,000	2,211,659
5.00%, 4/1/24	5,857,000	5,961,665
4.75%, 8/1/25 (a)	4,560,000	4,701,337
CCO Holdings LLC / CCO Holdings Capital Corp.
4.00%, 3/1/23, 144A	2,978,000	3,005,919
5.75%, 2/15/26, 144A	14,900,000	15,458,750
5.50%, 5/1/26, 144A	8,837,000	9,216,151
5.125%, 5/1/27, 144A	19,449,000	20,488,549
5.875%, 5/1/27, 144A	4,567,000	4,773,657
5.00%, 2/1/28, 144A	15,116,000	15,943,601
5.375%, 6/1/29, 144A	8,723,000	9,539,822
4.75%, 3/1/30, 144A	17,868,000	18,979,390
4.50%, 8/15/30, 144A	16,021,000	16,902,235
4.25%, 2/1/31, 144A	17,463,000	18,137,945
4.50%, 5/1/32, 144A	17,095,000	18,089,074
Cengage Learning, Inc., 144A
9.50%, 6/15/24	3,728,000	3,464,710
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24	11,377,000	11,392,416
5.125%, 8/15/27, 144A	7,193,000	7,273,921

CSC Holdings LLC
5.875%, 9/15/22	3,730,000	3,974,781
5.25%, 6/1/24	5,465,000	5,926,109
5.50%, 5/15/26, 144A	8,423,000	8,770,449
5.50%, 4/15/27, 144A	7,567,000	7,994,535
5.375%, 2/1/28, 144A	5,952,000	6,331,440
7.50%, 4/1/28, 144A	6,190,000	6,909,587
6.50%, 2/1/29, 144A	10,129,000	11,341,289
5.75%, 1/15/30, 144A	12,980,000	14,067,140
4.125%, 12/1/30, 144A	6,395,000	6,623,941
4.625%, 12/1/30, 144A	13,588,000	13,928,855
3.375%, 2/15/31, 144A	5,772,000	5,620,485
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 8/15/26, 144A	17,881,000	13,891,302
6.625%, 8/15/27, 144A (a)	10,059,000	5,780,907
DISH DBS Corp.
5.875%, 7/15/22	11,886,000	12,495,514
5.00%, 3/15/23	8,767,000	9,128,639
5.875%, 11/15/24	11,735,000	12,497,775
7.75%, 7/1/26 (a)	11,681,000	13,345,718
7.375%, 7/1/28	5,751,000	6,247,024
Entercom Media Corp.
7.25%, 11/1/24, 144A (a)	2,333,000	2,246,971
6.50%, 5/1/27, 144A	2,493,000	2,409,335
Gray Television, Inc.
5.875%, 7/15/26, 144A	4,512,000	4,723,500
7.00%, 5/15/27, 144A	4,224,000	4,662,240
4.75%, 10/15/30, 144A	4,716,000	4,786,740
iHeartCommunications, Inc.
6.375%, 5/1/26	4,718,197	5,004,238
8.375%, 5/1/27	8,327,094	8,849,078
5.25%, 8/15/27, 144A	4,483,000	4,602,651
4.75%, 1/15/28, 144A	2,977,000	3,011,801
LCPR Senior Secured Financing DAC, 144A
6.75%, 10/15/27	6,966,000	7,581,446
Meredith Corp.
6.875%, 2/1/26	7,574,000	7,540,864
Nexstar Broadcasting, Inc.
5.625%, 7/15/27, 144A	10,304,000	11,002,766
4.75%, 11/1/28, 144A	6,140,000	6,329,879
Quebecor Media, Inc.
5.75%, 1/15/23	4,989,000	5,405,581
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 9/15/26, 144A	5,228,000	5,449,929
6.50%, 9/15/28, 144A	6,042,000	6,434,126
Sinclair Television Group, Inc.
5.625%, 8/1/24, 144A	3,375,000	3,445,116
5.125%, 2/15/27, 144A	3,087,000	3,038,766
5.50%, 3/1/30, 144A	2,651,000	2,658,794
Sirius XM Radio, Inc.
3.875%, 8/1/22, 144A	5,913,000	6,009,086
4.625%, 7/15/24, 144A	8,971,000	9,304,093
5.375%, 7/15/26, 144A	5,854,000	6,102,795
5.00%, 8/1/27, 144A	8,533,000	8,995,190
5.50%, 7/1/29, 144A	7,252,000	7,972,667
4.125%, 7/1/30, 144A	9,111,000	9,543,772
TEGNA, Inc.
4.75%, 3/15/26, 144A	3,925,000	4,170,312
4.625%, 3/15/28, 144A	6,274,000	6,423,007
5.00%, 9/15/29	5,683,000	5,983,119
Telenet Finance Luxembourg Notes SARL, 144A
5.50%, 3/1/28	6,000,000	6,441,000
Univision Communications, Inc.
5.125%, 2/15/25, 144A	8,667,000	8,737,419
6.625%, 6/1/27, 144A	8,847,000	9,460,761
UPC Holding BV, 144A
5.50%, 1/15/28	3,158,000	3,345,506
Videotron Ltd.
5.00%, 7/15/22	4,564,000	4,806,463
5.375%, 6/15/24, 144A	3,306,000	3,680,652
5.125%, 4/15/27, 144A	3,812,000	4,045,485
Virgin Media Finance PLC, 144A
5.00%, 7/15/30	5,521,000	5,803,951
Virgin Media Secured Finance PLC
5.50%, 8/15/26, 144A	4,277,000	4,482,831
5.50%, 5/15/29, 144A	8,447,000	9,178,426
4.50%, 8/15/30, 144A	5,172,000	5,435,772
Ziggo Bond Co. BV
6.00%, 1/15/27, 144A	4,012,000	4,230,153
5.125%, 2/28/30, 144A (a)	2,875,000	3,051,094
Ziggo BV
5.50%, 1/15/27, 144A	10,529,000	11,034,866
4.875%, 1/15/30, 144A	3,999,000	4,216,446

(Cost $626,351,431)		626,292,280

Telecommunications - 7.4%
Altice France Holding SA
10.50%, 5/15/27, 144A	9,662,000	10,909,123
6.00%, 2/15/28, 144A	6,995,000	7,112,551
Altice France SA
7.375%, 5/1/26, 144A	30,315,000	31,862,581
8.125%, 2/1/27, 144A	9,959,000	10,991,201
5.50%, 1/15/28, 144A	6,345,000	6,638,456
5.125%, 1/15/29, 144A	3,083,000	3,192,801
Avaya, Inc., 144A
6.125%, 9/15/28	5,956,000	6,298,470
C&W Senior Financing DAC
7.50%, 10/15/26, 144A	3,198,000	3,411,163
6.875%, 9/15/27, 144A	7,206,000	7,788,821

CenturyLink, Inc.
Series T, 5.80%, 3/15/22	8,534,000	8,891,361
Series W, 6.75%, 12/1/23	4,656,000	5,172,467
Series Y, 7.50%, 4/1/24	5,617,000	6,298,061
5.625%, 4/1/25	3,180,000	3,420,487
5.125%, 12/15/26, 144A	7,320,000	7,669,201
4.00%, 2/15/27, 144A	7,524,000	7,788,243
Cincinnati Bell, Inc., 144A
7.00%, 7/15/24	3,670,000	3,805,368
CommScope Technologies LLC
6.00%, 6/15/25, 144A	7,148,000	7,334,205
5.00%, 3/15/27, 144A	4,508,000	4,493,912
CommScope, Inc.
5.50%, 3/1/24, 144A	7,395,000	7,608,457
6.00%, 3/1/26, 144A	8,887,000	9,387,471
8.25%, 3/1/27, 144A	5,817,000	6,275,118
7.125%, 7/1/28, 144A	4,183,000	4,465,060
Connect Finco SARL / Connect US Finco LLC, 144A
6.75%, 10/1/26	12,112,000	12,570,439
Consolidated Communications, Inc., 144A
6.50%, 10/1/28	4,399,000	4,774,807
DKT Finance ApS, 144A
9.375%, 6/17/23	2,316,000	2,397,639
Frontier Communications Corp.
5.875%, 10/15/27, 144A	6,835,000	7,206,653
5.00%, 5/1/28, 144A	9,117,000	9,276,547
6.75%, 5/1/29, 144A	5,861,000	6,080,787
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 144A
9.875%, 5/1/24	5,190,000	5,530,594
GTT Communications, Inc., 144A
7.875%, 12/31/24	3,271,000	1,194,406
Hughes Satellite Systems Corp.
5.25%, 8/1/26	4,379,000	4,847,597
6.625%, 8/1/26	4,396,000	4,906,200
Intrado Corp., 144A
8.50%, 10/15/25	4,961,000	4,753,258
Level 3 Financing, Inc.
5.375%, 1/15/24	5,406,000	5,463,547
5.375%, 5/1/25	3,565,000	3,666,335
5.25%, 3/15/26	5,206,000	5,388,522
4.625%, 9/15/27, 144A	5,989,000	6,242,874
4.25%, 7/1/28, 144A	6,929,000	7,161,121
3.625%, 1/15/29, 144A	4,882,000	4,897,159
Nokia OYJ
3.375%, 6/12/22	2,693,000	2,777,991
4.375%, 6/12/27	2,927,000	3,188,396
Qwest Corp.
6.75%, 12/1/21	5,491,000	5,779,812
Sprint Communications, Inc.
6.00%, 11/15/22	13,506,000	14,552,715
Sprint Corp.
7.875%, 9/15/23	25,149,000	29,036,927
7.125%, 6/15/24	14,639,000	17,054,581
7.625%, 2/15/25	8,608,000	10,324,220
7.625%, 3/1/26	8,653,000	10,772,985
Telecom Italia SpA, 144A
5.303%, 5/30/24	8,527,000	9,280,574
T-Mobile USA, Inc.
4.00%, 4/15/22	2,591,000	2,680,092
6.00%, 3/1/23	6,216,000	6,246,148
6.00%, 4/15/24	7,994,000	8,156,918
5.125%, 4/15/25	3,346,000	3,443,251
6.50%, 1/15/26	11,020,000	11,463,335
4.50%, 2/1/26	5,702,000	5,866,645
5.375%, 4/15/27	3,738,000	4,006,669
4.75%, 2/1/28	8,858,000	9,511,278
VEON Holdings BV
7.504%, 3/1/22, 144A	2,686,000	2,893,883
5.95%, 2/13/23, 144A	2,523,000	2,743,573
7.25%, 4/26/23, 144A	4,357,000	4,835,725
4.95%, 6/16/24, 144A	2,621,000	2,855,199
4.00%, 4/9/25, 144A	6,349,000	6,683,688
3.375%, 11/25/27, 144A	7,349,000	7,530,520
ViaSat, Inc.
5.625%, 9/15/25, 144A	4,171,000	4,249,206
5.625%, 4/15/27, 144A	3,512,000	3,694,185
6.50%, 7/15/28, 144A (a)	2,349,000	2,470,079
Vmed O2 UK Financing I PLC, 144A
4.25%, 1/31/31	7,975,000	8,204,281
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A
7.75%, 8/15/28	8,334,000	8,459,010
Zayo Group Holdings, Inc.
4.00%, 3/1/27, 144A	8,985,000	8,950,812
6.125%, 3/1/28, 144A	6,314,000	6,658,833

(Cost $488,050,560)		491,544,594

Consumer, Cyclical - 20.2%
Airlines - 0.8%
American Airlines Group, Inc.
5.00%, 6/1/22, 144A	4,533,000	3,762,390
3.75%, 3/1/25, 144A	3,092,000	2,058,112
American Airlines, Inc., 144A
11.75%, 7/15/25	14,500,000	16,058,750
Delta Air Lines, Inc.
3.625%, 3/15/22	5,854,000	5,934,546
3.80%, 4/19/23	3,104,000	3,145,048
2.90%, 10/28/24	5,412,000	5,176,439
7.375%, 1/15/26 (a)	7,231,000	8,139,102
4.375%, 4/19/28	2,949,000	2,894,620
3.75%, 10/28/29	3,474,000	3,254,440
United Airlines Holdings, Inc.
4.25%, 10/1/22 (a)	2,711,000	2,714,931

(Cost $48,433,233)		53,138,378

Apparel - 0.5%
Hanesbrands, Inc.
4.625%, 5/15/24, 144A	5,105,000	5,376,203
5.375%, 5/15/25, 144A	4,409,000	4,698,363
4.875%, 5/15/26, 144A	5,308,000	5,712,735
Levi Strauss & Co.
5.00%, 5/1/25	5,430,000	5,586,112
Michael Kors USA, Inc., 144A
4.50%, 11/1/24	2,708,000	2,745,235
Under Armour, Inc.
3.25%, 6/15/26 (a)	3,495,000	3,497,184
William Carter Co.
5.50%, 5/15/25, 144A	2,787,000	2,959,446
5.625%, 3/15/27, 144A	2,854,000	3,012,754

(Cost $33,041,049)		33,588,032

Auto Manufacturers - 4.4%
Allison Transmission, Inc.
4.75%, 10/1/27, 144A	2,371,000	2,514,445
5.875%, 6/1/29, 144A	2,901,000	3,238,575
3.75%, 1/30/31, 144A	5,861,000	5,926,936
Fiat Chrysler Automobiles NV
5.25%, 4/15/23 (a)	8,734,000	9,378,132
Ford Motor Co.
8.50%, 4/21/23	20,495,000	23,006,560
9.00%, 4/22/25	19,797,000	24,083,347
4.346%, 12/8/26	8,982,000	9,446,190
9.625%, 4/22/30 (a)	5,352,000	7,459,056
Ford Motor Credit Co. LLC
5.596%, 1/7/22	8,195,000	8,451,094
3.219%, 1/9/22	4,613,000	4,636,065
3.339%, 3/28/22	4,669,000	4,704,018
2.979%, 8/3/22	5,134,000	5,159,670
4.25%, 9/20/22	5,669,000	5,818,945
Series MTN, 3.55%, 10/7/22	4,045,000	4,109,336
3.35%, 11/1/22	7,664,000	7,781,719
3.087%, 1/9/23	8,244,000	8,290,372
4.14%, 2/15/23	5,033,000	5,174,298
3.096%, 5/4/23	5,491,000	5,533,226
4.375%, 8/6/23	5,496,000	5,747,387
3.37%, 11/17/23	5,812,000	5,891,915
3.81%, 1/9/24	5,247,000	5,376,601
5.584%, 3/18/24	9,022,000	9,699,552
3.664%, 9/8/24	4,719,000	4,804,060
4.063%, 11/1/24	8,783,000	9,145,299
4.687%, 6/9/25	3,641,000	3,875,389
5.125%, 6/16/25	10,090,000	10,906,785
4.134%, 8/4/25	7,905,000	8,196,497
3.375%, 11/13/25	8,838,000	8,928,148
Series GMTN, 4.389%, 1/8/26	7,421,000	7,728,304
4.542%, 8/1/26	4,307,000	4,522,350
4.271%, 1/9/27	5,663,000	5,872,474
4.125%, 8/17/27	7,160,000	7,410,600
3.815%, 11/2/27	4,716,000	4,759,222
5.113%, 5/3/29	9,290,000	10,067,573
4.00%, 11/13/30	5,861,000	5,922,541
Jaguar Land Rover Automotive PLC
5.625%, 2/1/23, 144A (a)	3,199,000	3,175,391
7.75%, 10/15/25, 144A	4,093,000	4,392,301
4.50%, 10/1/27, 144A (a)	2,882,000	2,642,491
Navistar International Corp.
9.50%, 5/1/25, 144A	3,427,000	3,840,382
6.625%, 11/1/25, 144A	6,438,000	6,746,702
Tesla, Inc., 144A
5.30%, 8/15/25	10,530,000	10,974,366

(Cost $283,990,104)		295,338,314

Auto Parts & Equipment - 1.4%
Adient Global Holdings Ltd., 144A
4.875%, 8/15/26 (a)	5,137,000	5,186,829
Adient US LLC
9.00%, 4/15/25, 144A	4,250,000	4,733,437
7.00%, 5/15/26, 144A	4,423,000	4,795,129
American Axle & Manufacturing, Inc.
6.25%, 4/1/25 (a)	4,018,000	4,163,291
6.25%, 3/15/26	2,309,000	2,363,839
6.50%, 4/1/27 (a)	2,854,000	2,985,997
6.875%, 7/1/28	2,529,000	2,685,596
Clarios Global LP, 144A
6.75%, 5/15/25	3,038,000	3,272,534

Clarios Global LP / Clarios US Finance Co.
6.25%, 5/15/26, 144A (a)	5,718,000	6,082,523
8.50%, 5/15/27, 144A	11,364,000	12,249,256
Dana, Inc.
5.50%, 12/15/24	2,315,000	2,367,261
5.375%, 11/15/27	2,540,000	2,706,687
5.625%, 6/15/28	2,348,000	2,536,744
Goodyear Tire & Rubber Co.
5.125%, 11/15/23 (a)	5,421,000	5,439,702
9.50%, 5/31/25	4,928,000	5,556,236
5.00%, 5/31/26 (a)	5,359,000	5,475,237
4.875%, 3/15/27	4,020,000	4,067,737
Meritor, Inc.
6.25%, 2/15/24	2,693,000	2,754,266
Tenneco, Inc.
5.00%, 7/15/26 (a)	2,876,000	2,593,864
7.875%, 1/15/29, 144A	2,977,000	3,289,585
ZF North America Capital, Inc.
4.50%, 4/29/22, 144A	3,764,000	3,895,740
4.75%, 4/29/25, 144A	6,307,000	6,677,536

(Cost $94,197,944)		95,879,026

Distribution/Wholesale - 0.7%
American Builders & Contractors Supply Co., Inc.
5.875%, 5/15/26, 144A	3,435,000	3,583,134
4.00%, 1/15/28, 144A	4,195,000	4,359,402
Avient Corp.
5.25%, 3/15/23	3,410,000	3,681,658
5.75%, 5/15/25, 144A	3,710,000	3,969,700
Core & Main LP, 144A
6.125%, 8/15/25	4,144,000	4,255,370
HD Supply, Inc., 144A
5.375%, 10/15/26	4,315,000	4,581,991
KAR Auction Services, Inc., 144A
5.125%, 6/1/25	5,353,000	5,525,367
Performance Food Group, Inc., 144A
5.50%, 10/15/27	6,358,000	6,774,958
Wolverine Escrow LLC
8.50%, 11/15/24, 144A	4,036,000	3,392,762
9.00%, 11/15/26, 144A	4,998,000	4,207,691
13.125%, 11/15/27, 144A	3,058,000	2,239,985

(Cost $47,056,497)		46,572,018

Entertainment - 2.8%
AMC Entertainment Holdings, Inc., 144A
10.50%, 4/15/25	2,927,000	2,352,576
Caesars Entertainment, Inc.
6.25%, 7/1/25, 144A	20,004,000	21,320,263
8.125%, 7/1/27, 144A	10,786,000	11,878,082
Caesars Resort Collection LLC / CRC Finco, Inc.
5.75%, 7/1/25, 144A	5,790,000	6,137,400
5.25%, 10/15/25, 144A	9,694,000	9,706,748
Cedar Fair LP
5.25%, 7/15/29	2,826,000	2,901,426
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
5.50%, 5/1/25, 144A	5,895,000	6,197,119
5.375%, 4/15/27	2,939,000	2,959,206
Churchill Downs, Inc.
5.50%, 4/1/27, 144A	3,644,000	3,843,746
4.75%, 1/15/28, 144A	3,142,000	3,307,002
Cinemark USA, Inc.
5.125%, 12/15/22	2,983,000	2,900,967
4.875%, 6/1/23	3,818,000	3,621,087
Cirsa Finance International SARL, 144A
7.875%, 12/20/23	2,956,000	2,956,000
International Game Technology PLC
6.25%, 2/15/22, 144A	5,611,000	5,783,117
6.50%, 2/15/25, 144A	6,690,000	7,392,450
6.25%, 1/15/27, 144A	4,284,000	4,773,983
5.25%, 1/15/29, 144A	4,472,000	4,737,995
Lions Gate Capital Holdings LLC
6.375%, 2/1/24, 144A	3,192,000	3,290,074
5.875%, 11/1/24, 144A	3,165,000	3,192,361
Live Nation Entertainment, Inc.
4.875%, 11/1/24, 144A	3,557,000	3,535,658
6.50%, 5/15/27, 144A	6,774,000	7,510,876
4.75%, 10/15/27, 144A	5,705,000	5,635,485
Scientific Games International, Inc.
8.625%, 7/1/25, 144A	3,251,000	3,515,111
5.00%, 10/15/25, 144A	7,182,000	7,397,460
8.25%, 3/15/26, 144A	6,549,000	7,035,623
7.00%, 5/15/28, 144A	4,020,000	4,194,106
7.25%, 11/15/29, 144A	2,956,000	3,142,598
Six Flags Entertainment Corp.
4.875%, 7/31/24, 144A	5,860,000	5,847,518
5.50%, 4/15/27, 144A (a)	3,129,000	3,148,556
Six Flags Theme Parks, Inc., 144A
7.00%, 7/1/25	3,994,000	4,337,284
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 144A
7.00%, 7/15/26	5,764,000	6,106,238
WMG Acquisition Corp.
3.875%, 7/15/30, 144A	3,075,000	3,185,377
3.00%, 2/15/31, 144A	3,254,000	3,180,491

Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.75%, 4/15/25, 144A (a)	3,696,000	3,991,181
5.125%, 10/1/29, 144A	4,294,000	4,374,513

(Cost $182,455,104)		185,389,677

Food Service - 0.3%
Aramark Services, Inc.
5.00%, 4/1/25, 144A (a)	3,372,000	3,469,788
6.375%, 5/1/25, 144A (a)	9,559,000	10,192,284
4.75%, 6/1/26	2,935,000	2,998,102
5.00%, 2/1/28, 144A (a)	6,343,000	6,676,008

(Cost $23,021,852)		23,336,182

Home Builders - 0.7%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
6.25%, 9/15/27, 144A	3,453,000	3,649,389
4.875%, 2/15/30, 144A	3,184,000	3,149,167
KB Home
7.00%, 12/15/21	2,764,000	2,879,743
Mattamy Group Corp.
5.25%, 12/15/27, 144A	3,186,000	3,379,151
4.625%, 3/1/30, 144A	3,276,000	3,437,245
Meritage Homes Corp.
6.00%, 6/1/25	2,124,000	2,422,688
Taylor Morrison Communities, Inc.
5.875%, 6/15/27, 144A	3,118,000	3,532,756
5.75%, 1/15/28, 144A	2,624,000	2,986,440
5.125%, 8/1/30, 144A	2,905,000	3,237,259
Toll Brothers Finance Corp.
5.875%, 2/15/22	2,396,000	2,497,063
4.375%, 4/15/23	2,451,000	2,607,251
4.875%, 3/15/27	2,669,000	3,069,013
4.35%, 2/15/28	2,253,000	2,508,851
3.80%, 11/1/29	2,387,000	2,591,590
Williams Scotsman International, Inc., 144A
4.625%, 8/15/28	2,980,000	3,104,788

(Cost $43,856,019)		45,052,394

Housewares - 0.3%
Newell Brands, Inc.
4.35%, 4/1/23	2,771,000	2,919,803
4.875%, 6/1/25	3,025,000	3,346,406
4.70%, 4/1/26	11,396,000	12,293,435
Scotts Miracle-Gro Co.
4.50%, 10/15/29	2,478,000	2,653,083

(Cost $20,866,582)		21,212,727

Leisure Time - 1.6%
Carnival Corp.
11.50%, 4/1/23, 144A	23,250,000	26,509,766
10.50%, 2/1/26, 144A	4,704,000	5,568,360
7.625%, 3/1/26, 144A	8,559,000	9,051,143
9.875%, 8/1/27, 144A	5,179,000	6,082,088
NCL Corp. Ltd.
12.25%, 5/15/24, 144A	3,808,000	4,520,858
3.625%, 12/15/24, 144A	3,562,000	3,188,435
10.25%, 2/1/26, 144A	4,364,000	4,964,050
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	3,913,000	3,861,035
10.875%, 6/1/23, 144A	5,543,000	6,280,912
9.125%, 6/15/23, 144A	6,667,000	7,225,361
11.50%, 6/1/25, 144A	13,323,000	15,671,179
3.70%, 3/15/28	2,762,000	2,442,860
Viking Cruises Ltd.
13.00%, 5/15/25, 144A	4,072,000	4,792,235
5.875%, 9/15/27, 144A	4,801,000	4,557,950

(Cost $99,168,585)		104,716,232

Lodging - 2.5%
Boyd Gaming Corp.
8.625%, 6/1/25, 144A	3,424,000	3,808,138
6.375%, 4/1/26	4,550,000	4,732,637
6.00%, 8/15/26	4,018,000	4,193,787
4.75%, 12/1/27	6,059,000	6,169,637
Diamond Resorts International, Inc.
7.75%, 9/1/23, 144A	2,852,000	2,873,390
10.75%, 9/1/24, 144A	3,522,000	3,385,153
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24	6,130,000	6,195,162
5.375%, 5/1/25, 144A	2,900,000	3,073,449
5.125%, 5/1/26	8,877,000	9,203,141
5.75%, 5/1/28, 144A	2,798,000	3,016,594
4.875%, 1/15/30	5,709,000	6,165,691
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 4/1/25	5,439,000	5,564,750
4.875%, 4/1/27	3,813,000	3,977,436
Marriott Ownership Resorts, Inc., 144A
6.125%, 9/15/25	3,060,000	3,262,205
Melco Resorts Finance Ltd.
4.875%, 6/6/25, 144A	5,675,000	5,810,912
5.25%, 4/26/26, 144A	3,250,000	3,375,341
5.625%, 7/17/27, 144A	3,479,000	3,644,642
5.75%, 7/21/28, 144A	5,101,000	5,364,977
5.375%, 12/4/29, 144A (a)	5,212,000	5,341,719

MGM Resorts International
7.75%, 3/15/22	5,652,000	6,045,238
6.00%, 3/15/23	6,867,000	7,354,763
6.75%, 5/1/25	4,925,000	5,299,054
5.75%, 6/15/25	3,430,000	3,715,119
4.625%, 9/1/26	2,657,000	2,728,407
5.50%, 4/15/27	4,958,000	5,321,397
4.75%, 10/15/28	4,417,000	4,602,094
Station Casinos LLC
5.00%, 10/1/25, 144A	3,098,000	3,127,044
4.50%, 2/15/28, 144A	4,052,000	3,998,817
Wyndham Destinations, Inc.
4.25%, 3/1/22	3,932,000	4,024,402
3.90%, 3/1/23	2,515,000	2,557,441
6.625%, 7/31/26, 144A	3,827,000	4,300,591
6.00%, 4/1/27	2,384,000	2,611,970
Wyndham Hotels & Resorts, Inc.
5.375%, 4/15/26, 144A	3,083,000	3,188,978
4.375%, 8/15/28, 144A	2,824,000	2,896,365
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 5/30/23, 144A	3,034,000	3,054,859
5.50%, 3/1/25, 144A	10,432,000	10,660,200
5.25%, 5/15/27, 144A	5,302,000	5,364,961

(Cost $167,740,690)		170,010,461

Retail - 4.0%
1011778 BC ULC / New Red Finance, Inc.
4.25%, 5/15/24, 144A	4,551,000	4,648,027
5.75%, 4/15/25, 144A	3,019,000	3,228,005
3.875%, 1/15/28, 144A	4,267,000	4,395,010
4.375%, 1/15/28, 144A	4,322,000	4,469,769
3.50%, 2/15/29, 144A	4,372,000	4,377,465
4.00%, 10/15/30, 144A	17,002,000	16,959,495
Beacon Roofing Supply, Inc., 144A
4.875%, 11/1/25	7,381,000	7,494,040
Carvana Co.
5.625%, 10/1/25, 144A	3,211,000	3,231,069
5.875%, 10/1/28, 144A	3,397,000	3,452,201
eG Global Finance PLC
6.75%, 2/7/25, 144A	4,531,000	4,696,381
8.50%, 10/30/25, 144A	3,514,000	3,791,430
Ferrellgas LP / Ferrellgas Finance Corp.
6.75%, 1/15/22 (a)	2,499,000	2,384,009
6.75%, 6/15/23 (a)	3,018,000	2,787,561
10.00%, 4/15/25, 144A	4,270,000	4,713,226
Gap, Inc.
8.375%, 5/15/23, 144A (a)	3,073,000	3,484,014
8.625%, 5/15/25, 144A (a)	5,002,000	5,565,975
8.875%, 5/15/27, 144A (a)	5,498,000	6,384,552
Golden Nugget, Inc.
6.75%, 10/15/24, 144A	7,873,000	7,705,699
8.75%, 10/1/25, 144A (a)	3,991,000	4,028,416
Group 1 Automotive, Inc., 144A
4.00%, 8/15/28	3,332,000	3,413,734
IRB Holding Corp.
7.00%, 6/15/25, 144A	4,044,000	4,405,028
6.75%, 2/15/26, 144A	3,312,000	3,432,060
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25%, 6/1/26, 144A	6,043,000	6,265,473
4.75%, 6/1/27, 144A	4,439,000	4,662,748
L Brands, Inc.
6.875%, 7/1/25, 144A	4,458,000	4,821,372
9.375%, 7/1/25, 144A (a)	3,006,000	3,671,077
5.25%, 2/1/28	2,501,000	2,599,477
7.50%, 6/15/29	2,947,000	3,255,138
6.625%, 10/1/30, 144A	6,228,000	6,831,960
Lithia Motors, Inc.
4.625%, 12/15/27, 144A	2,314,000	2,462,964
4.375%, 1/15/31, 144A	3,187,000	3,388,179
Macy’s Retail Holdings LLC
3.875%, 1/15/22	2,784,000	2,754,420
2.875%, 2/15/23	3,746,000	3,502,510
3.625%, 6/1/24 (a)	2,935,000	2,683,984
Macy’s, Inc., 144A
8.375%, 6/15/25	7,629,000	8,326,214
Michaels Stores, Inc., 144A
8.00%, 7/15/27 (a)	2,925,000	3,017,693
Nordstrom, Inc.
4.375%, 4/1/30 (a)	2,962,000	2,851,736
Penske Automotive Group, Inc.
3.50%, 9/1/25	3,140,000	3,187,163
5.50%, 5/15/26	3,049,000	3,176,677
PetSmart, Inc.
7.125%, 3/15/23, 144A	10,841,000	10,718,497
5.875%, 6/1/25, 144A	6,772,000	6,886,277
8.875%, 6/1/25, 144A	3,958,000	3,992,633
QVC, Inc.
4.375%, 3/15/23	4,500,000	4,725,000
4.85%, 4/1/24	3,311,000	3,497,244
4.45%, 2/15/25	3,321,000	3,482,899
4.75%, 2/15/27	3,685,000	3,809,129
4.375%, 9/1/28	3,034,000	3,107,954
Rite Aid Corp.
7.50%, 7/1/25, 144A	3,522,000	3,589,710
8.00%, 11/15/26, 144A	4,967,000	5,047,714
Sally Holdings LLC / Sally Capital, Inc.
5.625%, 12/1/25	4,013,000	4,139,410
Staples, Inc.
7.50%, 4/15/26, 144A	11,706,000	11,798,712
10.75%, 4/15/27, 144A	5,976,000	5,624,910

Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 6/1/24	3,163,000	3,243,182
Yum! Brands, Inc.
7.75%, 4/1/25, 144A	3,232,000	3,583,480
4.75%, 1/15/30, 144A	4,798,000	5,194,075
3.625%, 3/15/31	6,105,000	6,112,631

(Cost $259,355,757)		265,059,408

Toys/Games/Hobbies - 0.2%
Mattel, Inc.
6.75%, 12/31/25, 144A	8,760,000	9,221,652
5.875%, 12/15/27, 144A	3,630,000	4,008,881

(Cost $13,121,118)		13,230,533

Consumer, Non-cyclical - 18.5%
Agriculture - 0.4%
Darling Ingredients, Inc., 144A
5.25%, 4/15/27	3,045,000	3,248,634
JBS Investments II GmbH
7.00%, 1/15/26, 144A	5,702,000	6,148,809
5.75%, 1/15/28, 144A	4,404,000	4,707,326
Vector Group Ltd.
6.125%, 2/1/25, 144A	4,822,000	4,891,316
10.50%, 11/1/26, 144A	3,313,000	3,559,404

(Cost $22,316,655)		22,555,489

Commercial Services - 3.7%
ADT Security Corp.
3.50%, 7/15/22	5,611,000	5,754,782
4.125%, 6/15/23	4,350,000	4,591,969
Algeco Global Finance PLC, 144A
8.00%, 2/15/23	2,992,000	3,053,680
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 7/15/26, 144A	11,357,000	12,222,971
9.75%, 7/15/27, 144A	6,268,000	6,962,244
AMN Healthcare, Inc., 144A
4.625%, 10/1/27	3,083,000	3,227,516
APX Group, Inc.
7.875%, 12/1/22	3,706,000	3,717,581
7.625%, 9/1/23 (a)	2,366,000	2,459,161
6.75%, 2/15/27, 144A	3,456,000	3,736,800
ASGN, Inc., 144A
4.625%, 5/15/28	2,935,000	3,057,360
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
10.50%, 5/15/25, 144A (a)	2,960,000	3,468,247
5.75%, 7/15/27, 144A (a)	2,265,000	2,271,965
Brink’s Co.
5.50%, 7/15/25, 144A	2,061,000	2,206,455
4.625%, 10/15/27, 144A	3,700,000	3,904,702
Garda World Security Corp.
4.625%, 2/15/27, 144A	3,514,000	3,531,570
9.50%, 11/1/27, 144A	3,241,000	3,619,192
Gartner, Inc.
4.50%, 7/1/28, 144A	4,378,000	4,602,373
3.75%, 10/1/30, 144A	4,886,000	5,089,111
Herc Holdings, Inc., 144A
5.50%, 7/15/27	6,984,000	7,372,485
Jaguar Holding Co. II / PPD Development LP
4.625%, 6/15/25, 144A	2,969,000	3,107,444
5.00%, 6/15/28, 144A	4,153,000	4,441,260
MPH Acquisition Holdings LLC, 144A
5.75%, 11/1/28	7,628,000	7,480,208
Nielsen Co. Luxembourg SARL, 144A
5.00%, 2/1/25 (a)	2,704,000	2,786,810
Nielsen Finance LLC / Nielsen Finance Co.
5.00%, 4/15/22, 144A	4,183,000	4,187,183
5.625%, 10/1/28, 144A	5,786,000	6,178,435
5.875%, 10/1/30, 144A	4,574,000	5,034,259
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.25%, 4/15/24, 144A	4,036,000	4,283,205
5.75%, 4/15/26, 144A	7,902,000	8,583,548
3.375%, 8/31/27, 144A	5,923,000	5,856,366
6.25%, 1/15/28, 144A	8,007,000	8,396,060
Refinitiv US Holdings, Inc.
6.25%, 5/15/26, 144A	7,197,000	7,696,292
8.25%, 11/15/26, 144A	9,026,000	9,849,622
Sabre GLBL, Inc.
5.25%, 11/15/23, 144A	2,831,000	2,855,771
9.25%, 4/15/25, 144A	4,800,000	5,619,600
7.375%, 9/1/25, 144A	5,058,000	5,457,582
Service Corp. International
4.625%, 12/15/27	3,098,000	3,289,689
5.125%, 6/1/29	4,516,000	5,026,037
3.375%, 8/15/30	4,877,000	5,008,069
Sotheby’s, 144A
7.375%, 10/15/27 (a)	3,418,000	3,594,676
Team Health Holdings, Inc., 144A
6.375%, 2/1/25 (a)	4,260,000	3,304,056
United Rentals North America, Inc.
5.875%, 9/15/26	5,755,000	6,092,329
5.50%, 5/15/27	5,674,000	6,113,735
3.875%, 11/15/27	4,390,000	4,605,900
4.875%, 1/15/28	9,797,000	10,470,544
5.25%, 1/15/30	4,526,000	5,060,634
4.00%, 7/15/30	4,313,000	4,544,824
3.875%, 2/15/31	6,630,000	6,949,069
Verscend Escrow Corp., 144A
9.75%, 8/15/26	6,214,000	6,761,609
WEX, Inc., 144A
4.75%, 2/1/23	2,287,000	2,301,054

(Cost $246,806,146)		249,786,034

Cosmetics/Personal Care - 0.2%
Avon Products, Inc.
7.00%, 3/15/23 (a)	3,072,000	3,330,309
Coty, Inc., 144A
6.50%, 4/15/26	3,500,000	3,417,750
Edgewell Personal Care Co.
4.70%, 5/24/22	3,763,000	3,911,168
5.50%, 6/1/28, 144A	4,207,000	4,527,132
Revlon Consumer Products Corp.
6.25%, 8/1/24	2,551,000	647,048

(Cost $16,044,098)		15,833,407

Food - 3.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.50%, 2/15/23, 144A	4,119,000	4,226,094
5.75%, 3/15/25	6,089,000	6,302,237
3.25%, 3/15/26, 144A	4,694,000	4,748,403
7.50%, 3/15/26, 144A	3,547,000	3,988,158
4.625%, 1/15/27, 144A	7,769,000	8,197,810
5.875%, 2/15/28, 144A	4,411,000	4,771,335
3.50%, 3/15/29, 144A	4,307,000	4,302,693
4.875%, 2/15/30, 144A	5,755,000	6,299,999
B&G Foods, Inc.
5.25%, 4/1/25	4,795,000	4,979,187
5.25%, 9/15/27	3,509,000	3,672,379
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 6/15/25, 144A	6,043,000	6,246,951
6.75%, 2/15/28, 144A	5,533,000	6,162,489
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
6.50%, 4/15/29, 144A	8,043,000	9,219,369
5.50%, 1/15/30, 144A	7,139,000	8,033,874
Kraft Heinz Foods Co.
3.50%, 6/6/22	3,493,000	3,619,341
4.00%, 6/15/23	2,569,000	2,754,411
3.95%, 7/15/25	9,291,000	10,255,980
3.00%, 6/1/26	11,970,000	12,502,181
3.875%, 5/15/27, 144A	7,938,000	8,604,575
4.625%, 1/30/29	6,218,000	7,140,830
3.75%, 4/1/30, 144A	6,003,000	6,464,419
4.25%, 3/1/31, 144A	7,925,000	8,817,884
Lamb Weston Holdings, Inc.
4.625%, 11/1/24, 144A	4,794,000	4,997,745
4.875%, 11/1/26, 144A	5,001,000	5,210,417
4.875%, 5/15/28, 144A	2,997,000	3,332,289
Pilgrim’s Pride Corp.
5.75%, 3/15/25, 144A	5,792,000	5,956,782
5.875%, 9/30/27, 144A	5,131,000	5,522,239
Post Holdings, Inc.
5.00%, 8/15/26, 144A	10,134,000	10,531,608
5.75%, 3/1/27, 144A	7,606,000	8,024,330
5.625%, 1/15/28, 144A	5,387,000	5,740,522
5.50%, 12/15/29, 144A	4,699,000	5,104,406
4.625%, 4/15/30, 144A	9,601,000	10,039,094
Sigma Holdco BV, 144A
7.875%, 5/15/26	2,804,000	2,810,491
TreeHouse Foods, Inc.
6.00%, 2/15/24, 144A	3,782,000	3,875,850
4.00%, 9/1/28	2,963,000	3,013,593
US Foods, Inc.
5.875%, 6/15/24, 144A	3,367,000	3,419,609
6.25%, 4/15/25, 144A	5,760,000	6,133,709

(Cost $222,829,305)		225,023,283

Healthcare-Products - 0.5%
Avantor Funding, Inc., 144A
4.625%, 7/15/28	8,984,000	9,466,890
Hill-Rom Holdings, Inc., 144A
4.375%, 9/15/27	2,616,000	2,733,720
Hologic, Inc.
4.625%, 2/1/28, 144A	1,787,000	1,906,506
3.25%, 2/15/29, 144A	5,971,000	6,079,225
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA
7.375%, 6/1/25, 144A	2,193,000	2,350,622
7.25%, 2/1/28, 144A	4,200,000	4,480,938
Teleflex, Inc.
4.875%, 6/1/26	2,247,000	2,344,879
4.625%, 11/15/27	2,669,000	2,841,991
4.25%, 6/1/28, 144A	3,229,000	3,406,595

(Cost $35,368,130)		35,611,366

Healthcare-Services - 6.9%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	3,833,000	3,861,747
5.50%, 7/1/28, 144A	2,854,000	3,041,294
5.00%, 4/15/29, 144A	2,861,000	3,021,931
AHP Health Partners, Inc., 144A
9.75%, 7/15/26 (a)	2,580,000	2,834,285
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26, 144A	2,642,000	2,710,851
5.00%, 7/15/27, 144A	2,978,000	3,139,378
Centene Corp.
4.75%, 1/15/25	6,884,000	7,104,150
4.75%, 1/15/25	5,854,000	6,041,211
5.375%, 6/1/26, 144A	10,537,000	11,090,192
5.375%, 8/15/26, 144A	4,425,000	4,684,969
4.25%, 12/15/27	14,626,000	15,490,909
4.625%, 12/15/29	20,363,000	22,349,309
3.375%, 2/15/30	11,924,000	12,516,444
3.00%, 10/15/30	12,931,000	13,626,041

Charles River Laboratories International, Inc.
5.50%, 4/1/26, 144A	3,250,000	3,418,594
4.25%, 5/1/28, 144A	2,707,000	2,857,076
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	15,226,000	15,568,585
9.875%, 6/30/23, 144A (a)	10,409,000	10,082,626
8.625%, 1/15/24, 144A	6,188,000	6,447,122
8.125%, 6/30/24, 144A	7,938,000	7,402,185
6.625%, 2/15/25, 144A	8,548,000	8,717,250
8.00%, 3/15/26, 144A	12,404,000	13,042,806
8.00%, 12/15/27, 144A	4,074,000	4,257,330
6.875%, 4/1/28, 144A	8,680,000	5,723,375
DaVita, Inc.
4.625%, 6/1/30, 144A	10,333,000	10,869,024
3.75%, 2/15/31, 144A	8,809,000	8,792,483
Encompass Health Corp.
4.50%, 2/1/28	4,860,000	5,093,912
4.75%, 2/1/30	4,610,000	4,913,384
4.625%, 4/1/31	2,208,000	2,357,482
Envision Healthcare Corp., 144A
8.75%, 10/15/26	6,012,000	3,585,797
HCA, Inc.
5.875%, 5/1/23	7,253,000	7,943,522
5.375%, 2/1/25	14,895,000	16,697,518
5.875%, 2/15/26	9,128,000	10,520,020
5.375%, 9/1/26	5,854,000	6,662,584
5.625%, 9/1/28	8,888,000	10,436,956
5.875%, 2/1/29	5,854,000	7,007,501
3.50%, 9/1/30	15,820,000	16,394,882
IQVIA, Inc.
5.00%, 10/15/26, 144A	6,073,000	6,365,263
5.00%, 5/15/27, 144A	6,346,000	6,691,635
Legacy LifePoint Health LLC
6.75%, 4/15/25, 144A	4,109,000	4,396,630
4.375%, 2/15/27, 144A	3,443,000	3,468,823
MEDNAX, Inc.
5.25%, 12/1/23, 144A	4,315,000	4,366,154
6.25%, 1/15/27, 144A	5,904,000	6,324,778
Molina Healthcare, Inc.
5.375%, 11/15/22	3,695,000	3,895,916
4.375%, 6/15/28, 144A	4,951,000	5,203,501
3.875%, 11/15/30, 144A	3,814,000	4,033,305
Radiology Partners, Inc., 144A
9.25%, 2/1/28 (a)	4,085,000	4,462,863
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A
9.75%, 12/1/26	7,939,000	8,740,482
Select Medical Corp., 144A
6.25%, 8/15/26	7,161,000	7,655,395
Surgery Center Holdings, Inc., 144A
10.00%, 4/15/27 (a)	3,254,000	3,569,231
Tenet Healthcare Corp.
6.75%, 6/15/23	10,525,000	11,330,163
4.625%, 7/15/24	10,811,000	11,011,004
4.625%, 9/1/24, 144A	3,653,000	3,781,366
7.50%, 4/1/25, 144A	4,098,000	4,491,408
5.125%, 5/1/25	8,206,000	8,297,907
7.00%, 8/1/25 (a)	3,355,000	3,471,066
4.875%, 1/1/26, 144A	12,178,000	12,558,441
6.25%, 2/1/27, 144A	8,851,000	9,283,770
5.125%, 11/1/27, 144A	8,632,000	9,020,440
4.625%, 6/15/28, 144A	3,635,000	3,759,953
6.125%, 10/1/28, 144A	14,714,000	14,980,691

(Cost $455,563,726)		461,464,910

Household Products/Wares - 0.2%
Prestige Brands, Inc.
6.375%, 3/1/24, 144A	3,614,000	3,708,072
5.125%, 1/15/28, 144A	2,312,000	2,450,431
Spectrum Brands, Inc.
5.75%, 7/15/25	5,536,000	5,723,892

(Cost $11,886,436)		11,882,395

Pharmaceuticals - 3.2%
Bausch Health Americas, Inc.
9.25%, 4/1/26, 144A	8,781,000	9,760,081
8.50%, 1/31/27, 144A	10,363,000	11,413,964
Bausch Health Cos., Inc.
7.00%, 3/15/24, 144A	10,726,000	11,063,869
6.125%, 4/15/25, 144A	18,591,000	19,152,448
5.50%, 11/1/25, 144A	10,244,000	10,553,881
9.00%, 12/15/25, 144A	9,409,000	10,361,191
5.75%, 8/15/27, 144A	3,886,000	4,184,736
7.00%, 1/15/28, 144A	4,429,000	4,790,805
5.00%, 1/30/28, 144A	6,986,000	6,992,637
6.25%, 2/15/29, 144A	8,672,000	9,204,808
7.25%, 5/30/29, 144A	4,497,000	4,976,538
5.25%, 1/30/30, 144A (a)	7,276,000	7,440,583
Cheplapharm Arzneimittel GmbH, 144A
5.50%, 1/15/28	2,884,000	2,985,517
Elanco Animal Health, Inc.
5.272%, 8/28/23	4,718,000	5,134,788
5.90%, 8/28/28	4,089,000	4,812,446
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
9.50%, 7/31/27, 144A	5,611,000	6,184,893
6.00%, 6/30/28, 144A	7,399,000	5,852,609
Horizon Therapeutics USA, Inc., 144A
5.50%, 8/1/27	3,468,000	3,668,936
Par Pharmaceutical, Inc., 144A
7.50%, 4/1/27	11,792,000	12,750,807
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	5,602,000	5,598,499

Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23	16,990,000	16,725,126
6.00%, 4/15/24 (a)	8,414,000	8,929,988
7.125%, 1/31/25	5,451,000	5,967,428
3.15%, 10/1/26	20,503,000	19,465,036
6.75%, 3/1/28 (a)	7,196,000	8,059,520

(Cost $213,079,735)		216,031,134

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
Stena AB, 144A
7.00%, 2/1/24 (a)
(Cost $2,938,065)	2,994,000	2,941,291

Energy - 11.7%
Coal - 0.0%
Peabody Energy Corp.
6.00%, 3/31/22, 144A	2,696,000	1,083,455
6.375%, 3/31/25, 144A	2,816,000	718,080

(Cost $4,632,052)		1,801,535

Energy-Alternate Sources - 0.2%
TerraForm Power Operating LLC
4.25%, 1/31/23, 144A	3,076,000	3,181,737
5.00%, 1/31/28, 144A	3,967,000	4,440,561
4.75%, 1/15/30, 144A	4,244,000	4,614,119

(Cost $12,017,185)		12,236,417

Oil & Gas - 7.1%
Aker BP ASA, 144A
5.875%, 3/31/25	3,049,000	3,156,214
Antero Resources Corp.
5.125%, 12/1/22	4,659,000	4,409,743
5.625%, 6/1/23 (a)	3,028,000	2,713,845
5.00%, 3/1/25 (a)	3,465,000	2,726,522
Apache Corp.
4.625%, 11/15/25	2,939,000	3,059,352
4.875%, 11/15/27	4,321,000	4,519,766
4.375%, 10/15/28	5,817,000	5,942,065
4.25%, 1/15/30	3,476,000	3,465,137
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A
7.00%, 11/1/26	3,597,000	3,386,575
Baytex Energy Corp.
5.625%, 6/1/24, 144A	2,336,000	1,369,235
8.75%, 4/1/27, 144A	2,945,000	1,391,512
Callon Petroleum Co.
6.25%, 4/15/23	3,230,000	1,548,381
6.125%, 10/1/24	2,658,000	1,149,585
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A
11.00%, 4/15/25 (a)	3,264,000	3,272,127
Cenovus Energy, Inc.
3.00%, 8/15/22	2,836,000	2,844,276
3.80%, 9/15/23	2,774,000	2,862,773
5.375%, 7/15/25	5,856,000	6,449,109
Citgo Holding, Inc., 144A
9.25%, 8/1/24	8,172,000	7,313,940
CITGO Petroleum Corp.
6.25%, 8/15/22, 144A	3,854,000	3,771,910
7.00%, 6/15/25, 144A	6,498,000	6,347,734
CNX Resources Corp., 144A
7.25%, 3/14/27	4,138,000	4,379,949
Comstock Resources, Inc.
7.50%, 5/15/25, 144A	3,765,000	3,765,000
9.75%, 8/15/26	5,064,000	5,363,282
9.75%, 8/15/26	4,610,000	4,880,837
Continental Resources, Inc.
4.50%, 4/15/23	2,000,000	2,053,660
3.80%, 6/1/24	5,927,000	6,003,251
4.375%, 1/15/28 (a)	5,852,000	5,847,845
5.75%, 1/15/31, 144A	8,838,000	9,500,850
CrownRock LP / CrownRock Finance, Inc., 144A
5.625%, 10/15/25	6,957,000	7,039,614
CVR Energy, Inc.
5.25%, 2/15/25, 144A	3,533,000	3,115,664
5.75%, 2/15/28, 144A	2,375,000	1,995,000
Endeavor Energy Resources LP / EER Finance, Inc.
6.625%, 7/15/25, 144A	3,559,000	3,795,887
5.50%, 1/30/26, 144A	2,960,000	3,050,650
5.75%, 1/30/28, 144A	5,854,000	6,244,579
EQT Corp.
3.00%, 10/1/22 (a)	2,696,000	2,711,974
7.875%, 2/1/25	5,997,000	6,874,931
3.90%, 10/1/27	7,408,000	7,354,922
8.75%, 2/1/30	4,472,000	5,651,490
Hilcorp Energy I LP / Hilcorp Finance Co.
5.00%, 12/1/24, 144A	4,661,000	4,561,464
5.75%, 10/1/25, 144A	2,476,000	2,429,315
6.25%, 11/1/28, 144A	2,849,000	2,830,368
Laredo Petroleum, Inc.
9.50%, 1/15/25	3,586,000	2,441,851
10.125%, 1/15/28	2,301,000	1,544,891
Leviathan Bond Ltd.
5.75%, 6/30/23, 144A	2,765,366	2,933,085
6.125%, 6/30/25, 144A	3,599,704	3,892,180
6.50%, 6/30/27, 144A	3,523,288	3,875,617
6.75%, 6/30/30, 144A	3,247,815	3,572,597
Matador Resources Co.
5.875%, 9/15/26	6,194,000	5,288,127

MEG Energy Corp.
7.00%, 3/31/24, 144A	3,407,000	3,432,552
6.50%, 1/15/25, 144A	2,855,000	2,914,327
7.125%, 2/1/27, 144A	7,166,000	7,040,595
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/26, 144A	4,182,000	2,854,215
10.50%, 5/15/27, 144A (a)	2,927,000	2,041,582
Murphy Oil Corp.
6.875%, 8/15/24	3,257,000	3,228,501
5.75%, 8/15/25	3,141,000	2,960,722
5.875%, 12/1/27	3,190,000	2,905,899
Nabors Industries Ltd.
7.25%, 1/15/26, 144A	3,803,000	2,136,811
7.50%, 1/15/28, 144A	2,187,000	1,187,814
Nabors Industries, Inc.
5.75%, 2/1/25	4,435,000	1,632,080
Newfield Exploration Co.
5.625%, 7/1/24	5,954,000	6,328,005
5.375%, 1/1/26	3,973,000	4,166,970
Occidental Petroleum Corp.
3.125%, 2/15/22	3,698,000	3,697,815
2.70%, 8/15/22	12,145,000	11,984,686
2.70%, 2/15/23	6,728,000	6,490,502
6.95%, 7/1/24	3,464,000	3,663,180
2.90%, 8/15/24	17,460,000	16,307,640
3.50%, 6/15/25	4,171,000	3,905,099
8.00%, 7/15/25 (a)	2,876,000	3,159,070
5.875%, 9/1/25	5,473,000	5,534,845
5.55%, 3/15/26	6,281,000	6,242,812
3.40%, 4/15/26	6,743,000	6,115,058
3.20%, 8/15/26	6,000,000	5,321,250
3.00%, 2/15/27	3,607,000	3,162,888
8.50%, 7/15/27	3,550,000	3,947,156
6.375%, 9/1/28	3,509,000	3,584,005
3.50%, 8/15/29	8,758,000	7,677,263
8.875%, 7/15/30	5,897,000	6,667,296
6.625%, 9/1/30	8,769,000	9,171,848
7.50%, 5/1/31	5,104,000	5,378,340
7.875%, 9/15/31	2,861,000	3,059,482
Parkland Corp.
6.00%, 4/1/26, 144A	2,435,000	2,569,741
5.875%, 7/15/27, 144A	3,097,000	3,335,082
Parsley Energy LLC / Parsley Finance Corp.
5.375%, 1/15/25, 144A	3,530,000	3,642,519
5.25%, 8/15/25, 144A	2,757,000	2,867,280
5.625%, 10/15/27, 144A	4,078,000	4,398,123
PBF Holding Co. LLC / PBF Finance Corp.
9.25%, 5/15/25, 144A	5,884,000	5,848,255
7.25%, 6/15/25	3,578,000	2,104,311
6.00%, 2/15/28	6,678,000	3,518,471
PDC Energy, Inc.
6.125%, 9/15/24	2,335,000	2,379,563
5.75%, 5/15/26	4,424,000	4,410,175
Puma International Financing SA
5.125%, 10/6/24, 144A (a)	3,440,000	3,307,560
5.00%, 1/24/26, 144A	4,512,000	4,178,112
QEP Resources, Inc.
5.375%, 10/1/22	2,843,000	2,592,461
5.25%, 5/1/23	3,568,000	3,055,992
5.625%, 3/1/26	2,980,000	2,136,660
Range Resources Corp.
5.00%, 3/15/23	3,024,000	2,961,630
4.875%, 5/15/25	4,371,000	4,066,888
9.25%, 2/1/26, 144A	5,341,000	5,562,652
Seven Generations Energy Ltd., 144A
5.375%, 9/30/25	4,106,000	4,128,891
SM Energy Co.
10.00%, 1/15/25, 144A (a)	2,777,000	2,837,747
6.75%, 9/15/26	2,530,000	1,425,807
6.625%, 1/15/27	2,380,000	1,344,700
Southwestern Energy Co.
6.45%, 1/23/25	4,559,000	4,658,728
7.50%, 4/1/26 (a)	3,666,000	3,824,371
7.75%, 10/1/27 (a)	2,884,000	3,048,028
Sunoco LP / Sunoco Finance Corp.
4.875%, 1/15/23	213,000	217,072
5.50%, 2/15/26	5,149,000	5,357,200
6.00%, 4/15/27	3,535,000	3,760,356
4.50%, 5/15/29, 144A	4,651,000	4,805,157
Transocean, Inc.
7.25%, 11/1/25, 144A	2,000,000	800,000
11.50%, 1/30/27, 144A	7,339,000	3,756,651
WPX Energy, Inc.
5.25%, 9/15/24	3,185,000	3,415,913
5.75%, 6/1/26	2,836,000	2,989,144
5.25%, 10/15/27	3,768,000	3,981,608
5.875%, 6/15/28	2,827,000	3,049,683
4.50%, 1/15/30	5,142,000	5,377,504

(Cost $480,635,422)		474,313,024

Oil & Gas Services - 0.4%
Archrock Partners LP / Archrock Partners Finance Corp.
6.875%, 4/1/27, 144A	2,979,000	3,102,480
6.25%, 4/1/28, 144A	3,045,000	3,147,251
SESI LLC
7.125%, 12/15/21, 144A	3,936,000	1,175,880
7.75%, 9/15/24	2,850,000	804,270
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	4,312,000	4,469,711
6.875%, 9/1/27	4,379,000	4,593,089
Weatherford International Ltd.
8.75%, 9/1/24, 144A	2,974,000	3,008,350
11.00%, 12/1/24, 144A (a)	12,320,000	8,612,789

(Cost $33,293,229)		28,913,820

Pipelines - 4.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 9/15/24	3,684,000	3,453,750
7.875%, 5/15/26, 144A	3,256,000	3,273,517
5.75%, 3/1/27, 144A	3,969,000	3,624,193
5.75%, 1/15/28, 144A	3,728,000	3,364,147
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A
6.125%, 11/15/22	4,080,000	4,088,874
Buckeye Partners LP
4.15%, 7/1/23	2,808,000	2,844,855
4.125%, 3/1/25, 144A	3,525,000	3,520,594
3.95%, 12/1/26	3,356,000	3,301,465
4.125%, 12/1/27	1,713,000	1,701,223
4.50%, 3/1/28, 144A	3,290,000	3,296,169
Cheniere Energy Partners LP
5.25%, 10/1/25	9,208,000	9,458,918
5.625%, 10/1/26	6,254,000	6,538,244
4.50%, 10/1/29	8,863,000	9,248,629
Cheniere Energy, Inc., 144A
4.625%, 10/15/28	11,508,000	11,951,806
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.25%, 4/1/23	4,360,000	4,387,926
5.75%, 4/1/25 (a)	2,707,000	2,693,465
5.625%, 5/1/27, 144A	3,543,000	3,414,251
DCP Midstream Operating LP
3.875%, 3/15/23	1,960,000	2,013,900
5.375%, 7/15/25	4,952,000	5,351,255
5.625%, 7/15/27	3,034,000	3,287,339
5.125%, 5/15/29	3,600,000	3,822,084
EnLink Midstream LLC
5.375%, 6/1/29	3,021,000	2,868,062
EnLink Midstream Partners LP
4.40%, 4/1/24	2,940,000	2,840,628
4.15%, 6/1/25	4,183,000	3,858,817
4.85%, 7/15/26	2,942,000	2,761,802
EQM Midstream Partners LP
4.75%, 7/15/23	6,326,000	6,463,590
4.00%, 8/1/24	3,161,000	3,150,142
6.00%, 7/1/25, 144A	3,931,000	4,191,429
4.125%, 12/1/26	2,802,000	2,771,360
6.50%, 7/1/27, 144A	5,414,000	5,976,596
5.50%, 7/15/28	5,011,000	5,340,072
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	3,134,000	2,889,156
6.25%, 5/15/26	2,487,000	2,294,257
7.75%, 2/1/28	4,272,000	3,934,256
Hess Midstream Operations LP
5.625%, 2/15/26, 144A	4,991,000	5,162,566
5.125%, 6/15/28, 144A	2,974,000	3,051,146
New Fortress Energy, Inc., 144A
6.75%, 9/15/25	6,037,000	6,425,632
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/1/23	3,363,000	1,704,621
7.50%, 4/15/26 (a)	2,378,000	949,714
NuStar Logistics LP
5.75%, 10/1/25	3,587,000	3,780,698
6.00%, 6/1/26	3,007,000	3,170,025
5.625%, 4/28/27	3,069,000	3,152,830
6.375%, 10/1/30	3,558,000	3,867,101
Rockies Express Pipeline LLC
3.60%, 5/15/25, 144A	1,731,000	1,778,603
4.95%, 7/15/29, 144A	3,570,000	3,603,469
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
4.75%, 10/1/23, 144A	2,848,000	2,803,329
5.50%, 9/15/24, 144A	4,422,000	4,388,835
7.50%, 10/1/25, 144A	4,395,000	4,535,091
6.00%, 3/1/27, 144A	2,524,000	2,495,605
5.50%, 1/15/28, 144A	3,790,000	3,620,985
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.25%, 11/15/23	3,033,000	3,056,066
5.125%, 2/1/25	2,768,000	2,845,822
5.875%, 4/15/26	5,639,000	5,945,621
5.375%, 2/1/27	2,823,000	2,956,570
6.50%, 7/15/27	4,537,000	4,922,645
5.00%, 1/15/28	4,131,000	4,314,313
6.875%, 1/15/29	3,909,000	4,385,409
5.50%, 3/1/30	5,507,000	5,994,039
4.875%, 2/1/31, 144A	5,862,000	6,244,496
Western Midstream Operating LP
4.00%, 7/1/22	3,526,000	3,594,316
4.10%, 2/1/25	6,101,000	6,097,217
3.95%, 6/1/25	2,935,000	2,931,331
4.65%, 7/1/26	3,314,000	3,398,109
4.50%, 3/1/28	2,328,000	2,362,920
4.75%, 8/15/28	2,362,000	2,450,575
5.05%, 2/1/30	6,765,000	7,234,356

(Cost $264,656,855)		267,200,826

Financial - 9.0%
Banks - 1.0%
CIT Group, Inc.
5.00%, 8/15/22	5,950,000	6,337,881
5.00%, 8/1/23	4,390,000	4,771,381
4.75%, 2/16/24	2,880,000	3,136,507
3.929%, 6/19/24	3,187,000	3,366,588
5.25%, 3/7/25	2,936,000	3,312,175
6.125%, 3/9/28	2,456,000	3,023,483
Commerzbank AG, 144A
8.125%, 9/19/23	5,665,000	6,564,428
Freedom Mortgage Corp.
8.125%, 11/15/24, 144A	2,978,000	3,076,646
8.25%, 4/15/25, 144A	4,135,000	4,259,050
7.625%, 5/1/26, 144A	3,380,000	3,451,656
Intesa Sanpaolo SpA
5.017%, 6/26/24, 144A	11,842,000	12,938,641
5.71%, 1/15/26, 144A	8,800,000	9,991,876

(Cost $62,148,150)		64,230,312

Diversified Financial Services - 2.3%
Ally Financial, Inc.
5.75%, 11/20/25	6,273,000	7,334,867
Credit Acceptance Corp.
5.125%, 12/31/24, 144A	2,349,000	2,407,490
6.625%, 3/15/26	2,442,000	2,591,572
LPL Holdings, Inc.
5.75%, 9/15/25, 144A	5,076,000	5,266,452
4.625%, 11/15/27, 144A	2,349,000	2,415,066
Nationstar Mortgage Holdings, Inc.
9.125%, 7/15/26, 144A	4,448,000	4,783,001
6.00%, 1/15/27, 144A	3,676,000	3,817,820
5.50%, 8/15/28, 144A	4,605,000	4,751,784
Navient Corp.
Series MTN, 7.25%, 1/25/22	4,104,000	4,327,155
6.50%, 6/15/22	5,854,000	6,178,897
5.50%, 1/25/23	6,460,000	6,722,437
7.25%, 9/25/23	2,795,000	3,051,791
Series MTN, 6.125%, 3/25/24	4,839,000	5,131,397
5.875%, 10/25/24	3,072,000	3,214,080
6.75%, 6/25/25	3,114,000	3,357,359
6.75%, 6/15/26	2,927,000	3,152,013
5.00%, 3/15/27	3,877,000	3,843,580
NFP Corp., 144A
6.875%, 8/15/28	8,605,000	9,024,494
OneMain Finance Corp.
6.125%, 5/15/22	5,263,000	5,565,622
5.625%, 3/15/23	5,035,000	5,365,422
6.125%, 3/15/24	7,480,000	8,113,556
6.875%, 3/15/25	7,646,000	8,749,891
8.875%, 6/1/25	4,085,000	4,562,332
7.125%, 3/15/26	9,132,000	10,523,215
6.625%, 1/15/28	4,933,000	5,693,619
5.375%, 11/15/29	4,315,000	4,714,138
Quicken Loans LLC, 144A
5.25%, 1/15/28	5,927,000	6,278,916
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc.
3.625%, 3/1/29, 144A	4,488,000	4,468,993
3.875%, 3/1/31, 144A	7,254,000	7,362,810

(Cost $150,295,482)		152,769,769

Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc.
8.125%, 2/15/24, 144A	5,562,000	5,852,587
7.00%, 11/15/25, 144A	5,377,000	5,521,507
10.125%, 8/1/26, 144A	2,492,000	2,828,021
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
4.25%, 10/15/27, 144A	2,891,000	2,939,786
6.75%, 10/15/27, 144A	7,830,000	8,391,333
AssuredPartners, Inc., 144A
7.00%, 8/15/25	2,757,000	2,855,190
HUB International Ltd., 144A
7.00%, 5/1/26	9,897,000	10,339,940
MGIC Investment Corp.
5.25%, 8/15/28	3,817,000	4,077,033
Radian Group, Inc.
4.50%, 10/1/24	2,390,000	2,491,575
6.625%, 3/15/25	3,455,000	3,832,891
4.875%, 3/15/27	2,655,000	2,834,212

(Cost $50,934,420)		51,964,075

Real Estate - 0.4%
Howard Hughes Corp.
5.375%, 3/15/25, 144A	5,911,000	6,095,719
5.375%, 8/1/28, 144A	4,301,000	4,582,823
Kennedy-Wilson, Inc.
5.875%, 4/1/24	6,542,000	6,640,130
Realogy Group LLC / Realogy Co.-Issuer Corp.
4.875%, 6/1/23, 144A (a)	2,226,000	2,269,129
7.625%, 6/15/25, 144A	3,229,000	3,498,573
9.375%, 4/1/27, 144A	3,611,000	3,961,628

(Cost $26,465,928)		27,048,002

Real Estate Investment Trusts - 4.0%
Diversified Healthcare Trust
9.75%, 6/15/25	6,057,000	6,898,075
4.75%, 2/15/28	2,854,000	2,654,220
EPR Properties
4.75%, 12/15/26	2,605,000	2,628,690
4.50%, 6/1/27	2,605,000	2,562,003
4.95%, 4/15/28	2,326,000	2,309,027
3.75%, 8/15/29	2,977,000	2,790,902
ESH Hospitality, Inc.
5.25%, 5/1/25, 144A	7,345,000	7,530,278
4.625%, 10/1/27, 144A	4,555,000	4,640,406
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 7/15/24, 144A	3,147,000	3,279,111
6.00%, 4/15/25, 144A	2,337,000	2,497,669
Iron Mountain, Inc.
4.875%, 9/15/27, 144A	5,743,000	5,967,867
5.25%, 3/15/28, 144A	5,125,000	5,371,641
5.00%, 7/15/28, 144A	3,960,000	4,113,490
4.875%, 9/15/29, 144A	5,615,000	5,819,947
5.25%, 7/15/30, 144A	7,245,000	7,724,981
4.50%, 2/15/31, 144A	6,277,000	6,410,888
5.625%, 7/15/32, 144A	3,530,000	3,834,868
iStar, Inc.
4.75%, 10/1/24	4,460,000	4,467,916
4.25%, 8/1/25	3,168,000	3,088,800
5.50%, 2/15/26	2,313,000	2,323,119
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 3/15/22, 144A	2,802,000	2,800,249
4.25%, 2/1/27, 144A	4,063,000	3,763,354
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	6,391,000	6,866,331
4.625%, 6/15/25, 144A	4,620,000	4,878,720
4.50%, 9/1/26	2,592,000	2,741,040
5.75%, 2/1/27	3,933,000	4,389,798
3.875%, 2/15/29, 144A	4,372,000	4,423,917
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26	3,414,000	3,576,848
5.00%, 10/15/27	8,419,000	8,929,065
4.625%, 8/1/29	5,092,000	5,438,460
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
7.50%, 6/1/25, 144A	3,599,000	3,884,671
5.875%, 10/1/28, 144A	4,232,000	4,467,405
RHP Hotel Properties LP / RHP Finance Corp.
5.00%, 4/15/23	2,341,000	2,335,147
4.75%, 10/15/27	3,984,000	3,960,853
SBA Communications Corp.
4.00%, 10/1/22	4,315,000	4,371,634
4.875%, 9/1/24	6,175,000	6,337,094
3.875%, 2/15/27, 144A	9,635,000	9,936,094
Service Properties Trust
5.00%, 8/15/22	2,927,000	2,989,199
4.50%, 6/15/23	3,347,000	3,376,270
4.35%, 10/1/24	4,729,000	4,533,929
7.50%, 9/15/25	4,785,000	5,358,571
4.75%, 10/1/26	2,875,000	2,709,112
4.95%, 2/15/27 (a)	2,452,000	2,344,725
5.50%, 12/15/27	2,605,000	2,720,251
3.95%, 1/15/28	2,311,000	2,084,233
4.95%, 10/1/29	2,413,000	2,266,712
4.375%, 2/15/30	2,341,000	2,200,247
Starwood Property Trust, Inc.
5.00%, 12/15/21	4,303,000	4,378,302
4.75%, 3/15/25	2,747,000	2,828,517
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.125%, 12/15/24, 144A	3,584,000	3,510,080
7.875%, 2/15/25, 144A	13,309,000	14,165,767
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.00%, 4/15/23, 144A	3,165,000	3,238,191
8.25%, 10/15/23	6,301,000	6,320,691
VICI Properties LP / VICI Note Co., Inc.
3.50%, 2/15/25, 144A	4,854,000	4,960,181
4.25%, 12/1/26, 144A	7,317,000	7,602,912
3.75%, 2/15/27, 144A	4,562,000	4,661,087
4.625%, 12/1/29, 144A	5,597,000	5,974,014
4.125%, 8/15/30, 144A	5,798,000	5,983,826
Washington Prime Group LP
6.45%, 8/15/24	4,231,000	2,470,290

(Cost $263,704,626)		266,691,685

Venture Capital - 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 2/1/22	6,747,000	6,800,065
6.75%, 2/1/24	2,711,000	2,771,998
4.75%, 9/15/24	6,374,000	6,575,195
6.375%, 12/15/25	4,560,000	4,696,800
6.25%, 5/15/26	8,053,000	8,433,746
5.25%, 5/15/27	5,591,000	5,915,977

(Cost $35,154,773)		35,193,781

Industrial - 8.6%
Aerospace/Defense - 2.0%
Howmet Aerospace, Inc.
5.87%, 2/23/22	2,936,000	3,093,810
5.125%, 10/1/24	7,416,000	8,073,428
6.875%, 5/1/25	7,182,000	8,373,853

Rolls-Royce PLC
3.625%, 10/14/25, 144A	5,774,000	5,672,955
5.75%, 10/15/27, 144A	5,758,000	6,182,652
Signature Aviation US Holdings, Inc.
5.375%, 5/1/26, 144A	2,963,000	3,051,890
4.00%, 3/1/28, 144A	3,943,000	3,956,051
Spirit AeroSystems, Inc.
5.50%, 1/15/25, 144A	2,774,000	2,950,842
7.50%, 4/15/25, 144A	6,909,000	7,405,619
4.60%, 6/15/28	4,228,000	4,083,762
TransDigm, Inc.
6.50%, 7/15/24	7,042,000	7,160,834
6.50%, 5/15/25	4,851,000	4,957,116
8.00%, 12/15/25, 144A	6,380,000	6,976,530
6.25%, 3/15/26, 144A	25,806,000	27,386,747
6.375%, 6/15/26	5,598,000	5,825,139
7.50%, 3/15/27	2,855,000	3,052,537
5.50%, 11/15/27	15,491,000	16,009,948
Triumph Group, Inc.
8.875%, 6/1/24, 144A	4,287,000	4,734,456
6.25%, 9/15/24, 144A	2,961,000	2,878,033
7.75%, 8/15/25	2,878,000	2,514,653

(Cost $131,389,025)		134,340,855

Building Materials - 0.8%
Builders FirstSource, Inc.
6.75%, 6/1/27, 144A	4,421,000	4,758,101
5.00%, 3/1/30, 144A	3,163,000	3,412,086
Cornerstone Building Brands, Inc.
8.00%, 4/15/26, 144A	4,012,000	4,230,253
6.125%, 1/15/29, 144A	2,947,000	3,114,611
Griffon Corp.
5.75%, 3/1/28	6,088,000	6,460,890
JELD-WEN, Inc.
4.625%, 12/15/25, 144A	2,501,000	2,560,136
4.875%, 12/15/27, 144A	2,333,000	2,461,315
Standard Industries, Inc.
5.00%, 2/15/27, 144A	4,730,000	4,969,456
4.75%, 1/15/28, 144A	6,222,000	6,564,210
4.375%, 7/15/30, 144A	6,334,000	6,707,928
3.375%, 1/15/31, 144A	6,530,000	6,562,650
Summit Materials LLC / Summit Materials Finance Corp., 144A
5.25%, 1/15/29	4,021,000	4,196,919

(Cost $55,503,487)		55,998,555

Electrical Components & Equipment - 0.5%
Energizer Holdings, Inc.
7.75%, 1/15/27, 144A	3,230,000	3,526,756
4.75%, 6/15/28, 144A	3,760,000	3,938,412
4.375%, 3/31/29, 144A	4,609,000	4,710,168
WESCO Distribution, Inc.
7.125%, 6/15/25, 144A	8,632,000	9,409,527
7.25%, 6/15/28, 144A	7,923,000	8,912,147

(Cost $30,164,938)		30,497,010

Electronics - 0.3%
Sensata Technologies BV
4.875%, 10/15/23, 144A	3,018,000	3,251,895
5.625%, 11/1/24, 144A	2,678,000	3,007,728
5.00%, 10/1/25, 144A	3,464,000	3,851,535
Sensata Technologies, Inc.
4.375%, 2/15/30, 144A	2,449,000	2,625,022
3.75%, 2/15/31, 144A	4,799,000	4,876,984

(Cost $17,253,812)		17,613,164

Engineering & Construction - 0.4%
AECOM
5.875%, 10/15/24	4,759,000	5,294,387
5.125%, 3/15/27	5,804,000	6,506,632
Brand Industrial Services, Inc., 144A
8.50%, 7/15/25	5,871,000	5,856,323
Fluor Corp.
3.50%, 12/15/24 (a)	3,519,000	3,448,655
4.25%, 9/15/28	3,182,000	3,127,270
MasTec, Inc., 144A
4.50%, 8/15/28	3,348,000	3,501,439

(Cost $26,625,110)		27,734,706

Environmental Control - 0.5%
Clean Harbors, Inc., 144A
4.875%, 7/15/27	3,182,000	3,374,861
Covanta Holding Corp.
5.875%, 7/1/25	2,302,000	2,405,348
6.00%, 1/1/27	2,132,000	2,275,505
5.00%, 9/1/30	2,349,000	2,504,621
GFL Environmental, Inc.
4.25%, 6/1/25, 144A	3,018,000	3,121,744
3.75%, 8/1/25, 144A	4,029,000	4,117,134
5.125%, 12/15/26, 144A	3,172,000	3,350,742
4.00%, 8/1/28, 144A	2,977,000	2,967,697
Stericycle, Inc.
5.375%, 7/15/24, 144A	3,459,000	3,606,008
3.875%, 1/15/29, 144A	2,977,000	3,099,801

(Cost $30,616,204)		30,823,461

Hand/Machine Tools - 0.1%
Colfax Corp.
6.00%, 2/15/24, 144A	3,415,000	3,547,331
6.375%, 2/15/26, 144A	2,328,000	2,500,424

(Cost $6,046,198)		6,047,755

Machinery-Diversified - 0.3%
Maxim Crane Works Holdings Capital LLC, 144A
10.125%, 8/1/24	2,926,000	2,992,142
Vertical Holdco GmbH, 144A
7.625%, 7/15/28	2,583,000	2,771,882
Vertical US Newco, Inc., 144A
5.25%, 7/15/27	9,087,000	9,558,388
Welbilt, Inc.
9.50%, 2/15/24 (a)	2,512,000	2,585,790

(Cost $17,965,517)		17,908,202

Miscellaneous Manufacturing - 0.8%
Bombardier, Inc.
8.75%, 12/1/21, 144A	5,472,000	5,617,637
5.75%, 3/15/22, 144A	2,970,000	2,943,121
6.00%, 10/15/22, 144A	7,276,000	6,936,393
6.125%, 1/15/23, 144A	7,480,000	7,001,280
7.50%, 12/1/24, 144A	6,629,000	5,952,080
7.50%, 3/15/25, 144A	8,325,000	7,190,719
7.875%, 4/15/27, 144A	11,750,000	10,034,853
FXI Holdings, Inc.
7.875%, 11/1/24, 144A	2,905,000	2,919,525
12.25%, 11/15/26, 144A	4,587,000	5,179,709
Hillenbrand, Inc.
5.75%, 6/15/25	2,862,000	3,067,706

(Cost $56,925,307)		56,843,023

Packaging & Containers - 2.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 2/15/25, 144A	5,058,000	5,233,765
5.25%, 4/30/25, 144A	4,211,000	4,443,005
4.125%, 8/15/26, 144A	7,250,000	7,530,937
5.25%, 8/15/27, 144A	5,858,000	6,114,873
5.25%, 8/15/27, 144A	4,430,000	4,624,255
Ball Corp.
5.00%, 3/15/22	4,075,000	4,256,949
4.00%, 11/15/23	6,127,000	6,541,155
5.25%, 7/1/25	5,622,000	6,461,842
4.875%, 3/15/26	4,396,000	4,954,644
2.875%, 8/15/30	7,803,000	7,773,739
Berry Global, Inc.
5.125%, 7/15/23 (a)	630,000	638,663
4.50%, 2/15/26, 144A (a)	3,161,000	3,245,952
4.875%, 7/15/26, 144A	7,283,000	7,739,681
5.625%, 7/15/27, 144A	2,301,000	2,454,879
Cascades, Inc./Cascades USA, Inc., 144A
5.375%, 1/15/28	3,550,000	3,743,031
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	5,755,000	6,085,913
Flex Acquisition Co., Inc.
6.875%, 1/15/25, 144A	3,312,000	3,402,020
7.875%, 7/15/26, 144A (a)	2,945,000	3,106,975
Graphic Packaging International LLC, 144A
3.50%, 3/15/28 (a)	2,611,000	2,727,477
LABL Escrow Issuer LLC
6.75%, 7/15/26, 144A	4,769,000	5,099,849
10.50%, 7/15/27, 144A (a)	3,728,000	4,140,410
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/24, 144A	8,669,000	8,790,019
7.25%, 4/15/25, 144A	8,055,000	8,094,872
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23, 144A	3,898,000	4,197,659
6.625%, 5/13/27, 144A	4,190,000	4,543,531
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A
4.00%, 10/15/27	5,777,000	5,882,141
Sealed Air Corp.
4.875%, 12/1/22, 144A	2,734,000	2,872,409
5.25%, 4/1/23, 144A	2,488,000	2,654,932
5.125%, 12/1/24, 144A	2,205,000	2,424,122
5.50%, 9/15/25, 144A	2,369,000	2,663,372
4.00%, 12/1/27, 144A	2,501,000	2,682,323
Silgan Holdings, Inc.
4.125%, 2/1/28	3,292,000	3,423,680
Trivium Packaging Finance BV
5.50%, 8/15/26, 144A	6,212,000	6,518,718
8.50%, 8/15/27, 144A	4,261,000	4,620,096

(Cost $158,303,012)		159,687,888

Transportation - 0.4%
Cargo Aircraft Management, Inc., 144A
4.75%, 2/1/28	2,997,000	3,111,261
Kenan Advantage Group, Inc., 144A
7.875%, 7/31/23	2,513,000	2,515,877
XPO Logistics, Inc.
6.50%, 6/15/22, 144A	7,445,000	7,466,032
6.125%, 9/1/23, 144A	2,181,000	2,225,438
6.75%, 8/15/24, 144A	6,136,000	6,509,069
6.25%, 5/1/25, 144A	7,169,000	7,693,233

(Cost $29,480,331)		29,520,910

Trucking & Leasing - 0.1%
Fortress Transportation and Infrastructure Investors LLC
6.75%, 3/15/22, 144A	4,413,000	4,454,460
6.50%, 10/1/25, 144A	2,345,000	2,400,448
9.75%, 8/1/27, 144A	2,754,000	3,132,675

(Cost $9,759,199)		9,987,583

Technology - 4.0%
Computers - 1.2%
Banff Merger Sub, Inc., 144A
9.75%, 9/1/26	8,294,000	8,886,192
Dell International LLC / EMC Corp., 144A
7.125%, 6/15/24	9,365,000	9,713,846
Diebold Nixdorf, Inc.
8.50%, 4/15/24 (a)	2,436,000	2,435,976
9.375%, 7/15/25, 144A	4,028,000	4,428,283
EMC Corp.
3.375%, 6/1/23	6,144,000	6,359,040
Exela Intermediate LLC / Exela Finance, Inc., 144A
10.00%, 7/15/23	5,799,000	1,761,446
NCR Corp.
8.125%, 4/15/25, 144A	2,283,000	2,545,545
5.75%, 9/1/27, 144A	2,878,000	3,034,491
5.00%, 10/1/28, 144A	3,750,000	3,888,281
6.125%, 9/1/29, 144A	2,924,000	3,184,645
5.25%, 10/1/30, 144A	2,692,000	2,848,473
Presidio Holdings, Inc.
4.875%, 2/1/27, 144A	3,265,000	3,446,110
8.25%, 2/1/28, 144A	2,179,000	2,371,024
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 144A
6.75%, 6/1/25	7,289,000	7,480,336
Vericast Corp., 144A
8.375%, 8/15/22	4,603,000	4,712,321
Western Digital Corp.
4.75%, 2/15/26	13,345,000	14,591,923

(Cost $81,976,351)		81,687,932

Office/Business Equipment - 0.4%
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	3,399,000	3,762,268
4.125%, 5/1/25	3,523,000	3,661,718
4.25%, 4/1/28	3,625,000	3,785,171
3.25%, 2/15/29	3,909,000	3,924,050
Xerox Corp.
4.375%, 3/15/23	5,953,000	6,258,835
Xerox Holdings Corp.
5.00%, 8/15/25, 144A	3,979,000	4,143,134
5.50%, 8/15/28, 144A	4,764,000	4,936,695

(Cost $30,266,470)		30,471,871

Semiconductors - 0.4%
ams AG, 144A
7.00%, 7/31/25	2,577,000	2,856,179
Microchip Technology, Inc., 144A
4.25%, 9/1/25	6,979,000	7,320,796
ON Semiconductor Corp., 144A
3.875%, 9/1/28	4,114,000	4,242,563
Qorvo, Inc.
4.375%, 10/15/29	4,905,000	5,295,438
3.375%, 4/1/31, 144A	4,107,000	4,184,828

(Cost $23,579,910)		23,899,804

Software - 2.0%
Black Knight InfoServ LLC, 144A
3.625%, 9/1/28	5,965,000	6,061,931
Boxer Parent Co., Inc., 144A
7.125%, 10/2/25	3,803,000	4,114,989
Camelot Finance SA, 144A
4.50%, 11/1/26	4,019,000	4,212,414
CDK Global, Inc.
5.00%, 10/15/24	2,818,000	3,106,845
5.875%, 6/15/26	2,827,000	2,959,516
4.875%, 6/1/27	3,795,000	4,002,586
5.25%, 5/15/29, 144A	2,991,000	3,285,434
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A
5.75%, 3/1/25	7,466,000	7,596,655
Dun & Bradstreet Corp.
6.875%, 8/15/26, 144A	2,233,000	2,396,288
10.25%, 2/15/27, 144A	2,588,000	2,911,021
J2 Global, Inc., 144A
4.625%, 10/15/30	4,372,000	4,543,492
MSCI, Inc.
4.75%, 8/1/26, 144A	2,828,000	2,941,120
5.375%, 5/15/27, 144A	3,076,000	3,302,855
4.00%, 11/15/29, 144A	5,961,000	6,390,550
3.625%, 9/1/30, 144A	2,491,000	2,594,925
3.875%, 2/15/31, 144A	5,647,000	5,971,702
Nuance Communications, Inc.
5.625%, 12/15/26	2,863,000	3,030,443
Open Text Corp.
5.875%, 6/1/26, 144A	5,011,000	5,230,231
3.875%, 2/15/28, 144A	5,253,000	5,432,758
PTC, Inc.
3.625%, 2/15/25, 144A	2,861,000	2,928,019
4.00%, 2/15/28, 144A	3,148,000	3,283,757
Rackspace Technology Global, Inc., 144A
8.625%, 11/15/24 (a)	3,466,000	3,621,277
Solera LLC / Solera Finance, Inc., 144A
10.50%, 3/1/24	11,064,000	11,520,390
SS&C Technologies, Inc., 144A
5.50%, 9/30/27	11,584,000	12,423,840
Veritas US, Inc. / Veritas Bermuda Ltd.
7.50%, 2/1/23, 144A	2,678,000	2,703,106
10.50%, 2/1/24, 144A (a)	4,655,000	4,683,605
7.50%, 9/1/25, 144A	10,242,000	10,366,952

(Cost $131,215,392)		131,616,701

Utilities - 2.6%
Electric - 2.3%
Calpine Corp.
5.25%, 6/1/26, 144A	6,347,000	6,585,330
4.50%, 2/15/28, 144A	7,662,000	7,922,508
5.125%, 3/15/28, 144A	8,398,000	8,839,861
4.625%, 2/1/29, 144A	4,259,000	4,403,806
5.00%, 2/1/31, 144A	4,427,000	4,677,125
Clearway Energy Operating LLC
5.75%, 10/15/25	2,973,000	3,134,657
4.75%, 3/15/28, 144A	5,240,000	5,624,406
DPL, Inc., 144A
4.125%, 7/1/25	2,559,000	2,722,136
FirstEnergy Corp.
Series B, 4.25%, 3/15/23	5,024,000	5,310,685
Series B, 3.90%, 7/15/27	8,838,000	9,777,237
2.65%, 3/1/30	3,536,000	3,496,495
Series B, 2.25%, 9/1/30	2,605,000	2,493,487
NextEra Energy Operating Partners LP
4.25%, 7/15/24, 144A	4,108,000	4,328,928
4.25%, 9/15/24, 144A	2,893,000	3,062,964
3.875%, 10/15/26, 144A	2,933,000	3,099,814
4.50%, 9/15/27, 144A	3,542,000	3,887,345
NRG Energy, Inc.
7.25%, 5/15/26	6,054,000	6,424,505
6.625%, 1/15/27	7,190,000	7,577,972
5.75%, 1/15/28	4,715,000	5,154,556
5.25%, 6/15/29, 144A	4,284,000	4,687,703
PG&E Corp.
5.00%, 7/1/28	6,151,000	6,574,343
5.25%, 7/1/30	5,709,000	6,229,946
Talen Energy Supply LLC
6.50%, 6/1/25	3,180,000	2,220,038
10.50%, 1/15/26, 144A	3,523,000	2,835,980
7.25%, 5/15/27, 144A (a)	4,327,000	4,549,365
6.625%, 1/15/28, 144A	2,787,000	2,857,887
7.625%, 6/1/28, 144A	2,420,000	2,551,588
TransAlta Corp.
4.50%, 11/15/22	2,521,000	2,610,193
Vistra Operations Co. LLC
5.50%, 9/1/26, 144A	5,862,000	6,141,031
5.625%, 2/15/27, 144A	7,440,000	7,869,734
5.00%, 7/31/27, 144A	7,607,000	8,052,770

(Cost $154,831,424)		155,704,395

Gas - 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	4,091,000	4,469,417
5.50%, 5/20/25	4,154,000	4,569,400
5.875%, 8/20/26	4,301,000	4,843,206
5.75%, 5/20/27	2,678,000	3,033,920

(Cost $16,548,042)		16,915,943

TOTAL CORPORATE BONDS (Cost $6,493,194,037)		6,564,359,878

	Number of Shares
SECURITIES LENDING COLLATERAL - 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (b)(c)
(Cost $149,253,044)	149,253,044	149,253,044

CASH EQUIVALENTS - 1.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
(Cost $82,274,273)	82,274,273	82,274,273

TOTAL INVESTMENTS - 101.6% (Cost $6,724,721,354)		$6,795,887,195
Other assets and liabilities, net - (1.6%)		(108,991,461)

NET ASSETS - 100.0%		$6,686,895,734

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
SECURITIES LENDING COLLATERAL — 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (b)(c)
134,912,900	14,340,144 (d)	—	—	—	11,113	—	149,253,044	149,253,044
CASH EQUIVALENTS — 1.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
103,636,616	327,929,390	(349,291,733)	—	—	4,487	—	82,274,273	82,274,273

238,549,516	342,269,534	(349,291,733)	—	—	15,600	—	231,527,317	231,527,317

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $165,637,433, which is 2.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $23,474,542.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (d)	$—	$6,564,359,878	$—	$6,564,359,878
Short-Term Investments (d)	231,527,317	—	—	231,527,317

TOTAL	$231,527,317	$6,564,359,878	$—	$6,795,887,195

(d)	See Schedule of Investments for additional detailed categorizations.